Investments (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 8,748	$ 36,092	$ 9,254
Gross realized gains	471	1,387	250
Gross realized losses	$ 77	$ 1,057	$ 42
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	50 months